Quarterly Holdings Report
for
Fidelity Freedom® 2030 Fund
December 31, 2023
F30-NPRT3-0224
1.811347.119
U.S. Treasury Obligations - 0.2%
	Principal Amount (a)	Value ($)
U.S. Treasury Bills, yield at date of purchase 5.27% to 5.4% 1/25/24 to 3/28/24 (b) (Cost $58,202,803)	58,460,000	58,212,783

Domestic Equity Funds - 31.5%
	Shares	Value ($)
Fidelity Series All-Sector Equity Fund (c)	34,564,022	372,254,512
Fidelity Series Blue Chip Growth Fund (c)	65,699,133	1,026,220,450
Fidelity Series Commodity Strategy Fund (c)	2,308,008	213,790,749
Fidelity Series Growth Company Fund (c)	98,397,884	1,915,806,799
Fidelity Series Intrinsic Opportunities Fund (c)	35,241,156	381,661,715
Fidelity Series Large Cap Stock Fund (c)	92,308,394	1,803,706,024
Fidelity Series Large Cap Value Index Fund (c)	38,324,536	564,137,175
Fidelity Series Opportunistic Insights Fund (c)	60,578,284	1,142,506,442
Fidelity Series Small Cap Core Fund (c)	272,261	3,062,938
Fidelity Series Small Cap Discovery Fund (c)	13,955,201	162,996,742
Fidelity Series Small Cap Opportunities Fund (c)	40,106,075	557,474,447
Fidelity Series Stock Selector Large Cap Value Fund (c)	96,428,619	1,259,357,766
Fidelity Series Value Discovery Fund (c)	75,744,708	1,127,081,250
TOTAL DOMESTIC EQUITY FUNDS (Cost $7,545,026,220)		10,530,057,009

International Equity Funds - 29.7%
	Shares	Value ($)
Fidelity Series Canada Fund (c)	43,145,021	633,800,353
Fidelity Series Emerging Markets Fund (c)	80,480,377	680,863,988
Fidelity Series Emerging Markets Opportunities Fund (c)	158,986,310	2,755,232,747
Fidelity Series International Growth Fund (c)	103,437,865	1,771,890,632
Fidelity Series International Small Cap Fund (c)	30,601,952	519,009,102
Fidelity Series International Value Fund (c)	151,931,466	1,773,040,203
Fidelity Series Overseas Fund (c)	136,520,889	1,770,675,932
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $7,929,074,253)		9,904,512,957

Bond Funds - 37.1%
	Shares	Value ($)
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund (c)	198,182,473	1,518,077,744
Fidelity Series Emerging Markets Debt Fund (c)	22,017,657	170,636,842
Fidelity Series Emerging Markets Debt Local Currency Fund (c)	5,954,818	55,796,642
Fidelity Series Floating Rate High Income Fund (c)	3,390,920	30,620,012
Fidelity Series High Income Fund (c)	20,167,263	169,606,685
Fidelity Series International Credit Fund (c)	1,960,420	15,644,154
Fidelity Series International Developed Markets Bond Index Fund (c)	143,311,797	1,252,545,107
Fidelity Series Investment Grade Bond Fund (c)	731,559,779	7,388,753,771
Fidelity Series Long-Term Treasury Bond Index Fund (c)	298,091,620	1,746,816,891
Fidelity Series Real Estate Income Fund (c)	3,455,139	32,789,273
TOTAL BOND FUNDS (Cost $14,158,382,059)		12,381,287,121

Short-Term Funds - 1.5%
	Shares	Value ($)
Fidelity Cash Central Fund 5.40% (d)	81,301,419	81,317,679
Fidelity Series Government Money Market Fund 5.43% (c)(e)	413,316,951	413,316,951
Fidelity Series Short-Term Credit Fund (c)	50,393	496,371
TOTAL SHORT-TERM FUNDS (Cost $495,116,413)		495,131,001

TOTAL INVESTMENT IN SECURITIES - 100.0% (Cost $30,185,801,748)	33,369,200,871
NET OTHER ASSETS (LIABILITIES) - 0.0%	507,325
NET ASSETS - 100.0%	33,369,708,196

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Value ($)	Unrealized Appreciation/ (Depreciation) ($)
Purchased

Treasury Contracts
CBOT 10-Year U.S. Treasury Note Contracts (United States)	6,675	Mar 2024	753,544,922	24,036,408	24,036,408
CBOT 5-Year U.S. Treasury Note Contracts (United States)	10,631	Mar 2024	1,156,370,414	25,185,059	25,185,059
CBOT Long Term U.S. Treasury Bond Contracts (United States)	1,338	Mar 2024	167,166,375	12,155,118	12,155,118

TOTAL PURCHASED					61,376,585

Sold

Equity Index Contracts
CME Micro E-mini S&P 500 Index Contracts (United States)	1,165	Mar 2024	280,765,000	(9,321,526)	(9,321,526)
ICE MSCI EAFE Index Contracts (United States)	449	Mar 2024	50,566,380	(406,484)	(406,484)
ICE MSCI Emerging Markets Index Contracts (United States)	5,336	Mar 2024	275,791,160	(12,214,139)	(12,214,139)

TOTAL SOLD					(21,942,149)

TOTAL FUTURES CONTRACTS					39,434,436
The notional amount of futures purchased as a percentage of Net Assets is 6.3%
The notional amount of futures sold as a percentage of Net Assets is 1.8%

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $58,212,783.
(c)	Affiliated Fund
(d)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(e)	The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 5.40%	55,936,484	582,995,926	557,614,731	2,131,681	521	(521)	81,317,679	0.2%
Total	55,936,484	582,995,926	557,614,731	2,131,681	521	(521)	81,317,679

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Affiliated Underlying Funds
Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur. If an Underlying Funds changes its name, the name presented below is the name in effect at period end.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund	1,278,030,930	388,313,420	79,577,600	48,097,317	(1,191,027)	(67,497,979)	1,518,077,744
Fidelity Series All-Sector Equity Fund	364,361,816	25,185,818	66,089,895	17,393,308	(1,535,463)	50,332,236	372,254,512
Fidelity Series Blue Chip Growth Fund	1,003,499,572	47,591,335	298,563,935	5,724,891	34,503,034	239,190,444	1,026,220,450
Fidelity Series Canada Fund	644,411,360	62,013,164	118,049,928	20,832,024	21,031,875	24,393,882	633,800,353
Fidelity Series Commodity Strategy Fund	220,229,861	38,272,628	30,144,523	9,654,003	(19,323,922)	4,756,705	213,790,749
Fidelity Series Emerging Markets Debt Fund	161,310,183	11,586,014	11,026,894	7,850,965	(294,415)	9,061,954	170,636,842
Fidelity Series Emerging Markets Debt Local Currency Fund	54,777,484	3,914,977	4,354,982	2,744,118	(353,407)	1,812,570	55,796,642
Fidelity Series Emerging Markets Fund	417,108,713	254,774,840	16,777,761	16,085,691	1,246,161	24,512,035	680,863,988
Fidelity Series Emerging Markets Opportunities Fund	2,899,915,943	110,965,455	405,870,797	76,187,276	(26,508,537)	176,730,683	2,755,232,747
Fidelity Series Floating Rate High Income Fund	30,433,120	2,973,567	3,329,128	2,284,461	(96,970)	639,423	30,620,012
Fidelity Series Government Money Market Fund 5.43%	322,923,734	175,167,489	84,774,272	14,002,138	-	-	413,316,951
Fidelity Series Growth Company Fund	1,872,115,085	141,537,464	493,488,028	59,158,378	(15,226,829)	410,869,107	1,915,806,799
Fidelity Series High Income Fund	162,456,505	12,976,545	10,474,210	8,017,983	(60,102)	4,707,947	169,606,685
Fidelity Series International Credit Fund	14,929,258	565,361	246,198	565,361	3,626	392,107	15,644,154
Fidelity Series International Developed Markets Bond Index Fund	1,221,277,452	141,882,738	116,515,642	47,035,699	(7,275,129)	13,175,688	1,252,545,107
Fidelity Series International Growth Fund	1,702,752,619	126,044,297	199,474,084	22,636,169	9,002,174	133,565,626	1,771,890,632
Fidelity Series International Small Cap Fund	465,630,480	68,118,466	49,105,599	17,331,351	(4,125,550)	38,491,305	519,009,102
Fidelity Series International Value Fund	1,697,518,654	142,566,636	230,666,931	56,375,548	21,297,571	142,324,273	1,773,040,203
Fidelity Series Intrinsic Opportunities Fund	370,452,388	99,192,114	67,400,240	79,684,293	3,736,493	(24,319,040)	381,661,715
Fidelity Series Investment Grade Bond Fund	6,869,916,480	1,070,077,722	561,544,750	215,851,367	(4,218,267)	14,522,586	7,388,753,771
Fidelity Series Large Cap Stock Fund	1,757,994,022	145,495,309	283,405,041	93,825,353	31,236,645	152,385,089	1,803,706,024
Fidelity Series Large Cap Value Index Fund	550,846,719	51,140,841	71,619,397	22,666,842	4,701,995	29,067,017	564,137,175
Fidelity Series Long-Term Treasury Bond Index Fund	1,702,815,861	289,431,661	156,727,542	40,648,752	(21,469,756)	(67,233,333)	1,746,816,891
Fidelity Series Opportunistic Insights Fund	1,115,735,973	35,469,144	221,937,245	11,658,901	(11,571)	213,250,141	1,142,506,442
Fidelity Series Overseas Fund	1,701,106,647	114,726,522	181,426,846	28,796,240	16,783,214	119,486,395	1,770,675,932
Fidelity Series Real Estate Income Fund	54,817,496	3,278,152	25,472,250	2,357,464	(1,114,403)	1,280,278	32,789,273
Fidelity Series Short-Term Credit Fund	450,464	43,936	7,985	10,684	196	9,760	496,371
Fidelity Series Small Cap Core Fund	-	3,167,610	552,701	52,462	53,250	394,779	3,062,938
Fidelity Series Small Cap Discovery Fund	160,438,407	17,289,916	34,427,359	4,930,692	2,687,810	17,007,968	162,996,742
Fidelity Series Small Cap Opportunities Fund	539,282,723	44,939,445	100,551,793	5,645,459	10,017,546	63,786,526	557,474,447
Fidelity Series Stock Selector Large Cap Value Fund	1,227,525,438	105,065,081	176,864,399	57,574,501	11,058,380	92,573,266	1,259,357,766
Fidelity Series Value Discovery Fund	1,095,318,166	125,528,458	132,638,686	51,990,191	5,367,696	33,505,616	1,127,081,250
	31,680,383,553	3,859,296,125	4,233,106,641	1,047,669,882	69,922,318	1,853,175,054	33,229,670,409

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. U.S. Treasury Obligations are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

Derivative Instruments
Risk Exposures and the Use of Derivative Instruments: The Fund's investment objectives allow the Fund to enter into various types of derivative contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns, to gain exposure to certain types of assets and/or to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk(s):

Equity Risk - Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

Interest Rate Risk - Interest rate risk relates to the fluctuations in the value of interest-bearing securities due to changes in the prevailing levels of market interest rates.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts: A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a specified price at a specified future date.

The Fund used futures contracts to manage its exposure to the stock market.

The Fund used futures contracts to manage its exposure to the bond market and fluctuations in interest rates.

Open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The underlying face amount at value reflects each contract's exposure to the underlying instrument or index at period end. Any securities and/or cash deposited to meet initial margin requirements are identified in the Schedule of Investments.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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